SUPPLEMENTAL FINANCIAL INFORMATION - Prepaid Expenses and Other (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Prepaid expenses and other
Prepaid value added taxes	$ 163	$ 140
Prepaid income taxes	183	164
Other	342	315
Prepaid expenses and other current assets	$ 688	$ 619